Consolidated Statement of Cash Flows - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss for the period	£ (245,224)	£ (12,326)	£ (7,484)
Adjustments to cash flows from non-cash items
Depreciation and amortization	765	542	159
Depreciation on right of use assets	177	140	171
Finance (income)/costs	(32,498)	98	66
Related party finance costs	483	709
Share based payment transactions	101,608	96
Warrant expense	111,611
Net exchange differences	853
Income tax expense		4	(30)
Adjustments to cash flows from non-cash items	(62,225)	(10,737)	(7,118)
Increase in trade and other receivables	(9,126)	(2,062)	(848)
Increase in trade and other payables	43,801	787	683
Net cash flows used in operating activities	(27,550)	(12,012)	(7,283)
Cash flows from investing activities
Acquisition of subsidiaries net of cash			(731)
Acquisitions of property plant and equipment	(790)	(155)	(1,527)
Acquisition of intangible assets	(2,565)	(233)	(575)
Deferred consideration payments	1	(300)
Net cash flows used in investing activities	(3,354)	(688)	(2,833)
Cash flows from financing activities
Proceeds from convertible loan notes	166,981
Proceeds from related party borrowings	2,945	5,600
Repayment of related party borrowings	(737)
Payments to lease creditors	(240)	(220)	(130)
Proceeds from related party investment	3,779
Cash acquired as part of Business Combination	4,728
Proceeds from PIPE	67,257
Movement in net parent investment		7,130	11,003
Net cash flows generated from financing activities	244,713	12,510	10,873
Net increase/(decrease) in cash at bank	213,809	(190)	757
Cash at bank as at January 1	839	1,029	272
Effect of foreign exchange rate changes	(1,988)
Cash at bank as at December 31	£ 212,660	£ 839	£ 1,029